Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible assets
Goodwill and Intangible assets
7	Goodwill and Intangible assets

The Company has recognized goodwill of RMB37,785 and RMB37,785 (US$5,177) as of December 31, 2023 and 2024, respectively, as part of the SendCloud business acquisition (see Note 9 for details). There were no impairment charges in the carrying amount of goodwill during the years ended December 31, 2022, 2023 and 2024.

Intangible assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Computer software, systems and technology	14,340	14,814	2,029
Brand	10,300	10,300	1,411
Customer relationships	13,800	13,800	1,891
Less: Accumulated amortization	(20,499)	(25,147)	(3,445)
Total intangible assets, net	17,941	13,767	1,886

No impairment charges were recognized on intangible assets for the years ended December 31, 2022, 2023 and 2024, respectively.

The weighted average amortization period of intangible assets were 6.0 years, 5.9 years and 5.9 years for the years ended December 31, 2022, 2023 and 2024, respectively.

Amortization expense of intangible assets were RMB6,043, RMB6,223 and RMB4,648 (US$637) for the years ended December 31, 2022, 2023 and 2024, respectively.

7	Goodwill and Intangible assets (continued)

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2025	4,045	554
2026	3,919	537
2027	1,509	207
2028	1,030	141
2029	1,030	141

There were no intangible assets with an indefinite useful life as of December 31, 2023 and 2024.